Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of accounts receivable
	December 31,
	2019	2018

Government authorities	$41	$66
Other receivables	23	88
Prepaid expenses	11	250

	$75	$404